Segmental Information - Summary of Segmental Information for the Consolidated Income Statement Continuing Operations (Parenthetical) (Detail)	4 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [abstract]
Annual net sales occur in the last four months	40.00%	40.00%	40.00%